Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.49%
Advertising–0.87%
Trade Desk, Inc. (The), Class A(b)	71,454	$5,584,130
Aerospace & Defense–0.93%
Airbus SE (France)	30,204	4,040,764
Lockheed Martin Corp.	4,758	1,945,832
		5,986,596
Agricultural & Farm Machinery–0.51%
Deere & Co.(c)	8,776	3,311,887
Aluminum–0.37%
Alcoa Corp.	81,700	2,374,202
Application Software–5.25%
Adobe, Inc.(b)	21,380	10,901,662
HubSpot, Inc.(b)	15,063	7,418,527
Synopsys, Inc.(b)	19,605	8,998,107
Workday, Inc., Class A(b)(c)	30,407	6,532,944
		33,851,240
Asset Management & Custody Banks–2.47%
Blackstone, Inc., Class A(c)	20,075	2,150,835
KKR & Co., Inc., Class A	223,533	13,769,633
		15,920,468
Automobile Manufacturers–0.80%
General Motors Co.	72,206	2,380,632
Tesla, Inc.(b)(c)	11,039	2,762,178
		5,142,810
Automotive Retail–1.10%
O’Reilly Automotive, Inc.(b)	7,786	7,076,384
Broadline Retail–7.60%
Amazon.com, Inc.(b)	351,311	44,658,654
MercadoLibre, Inc. (Brazil)(b)	3,405	4,317,132
		48,975,786
Casinos & Gaming–0.69%
Las Vegas Sands Corp.	96,617	4,428,923
Construction Machinery & Heavy Transportation Equipment– 0.46%
Caterpillar, Inc.	10,952	2,989,896
Construction Materials–0.58%
Martin Marietta Materials, Inc.	9,130	3,747,682
Consumer Electronics–0.57%
Sony Group Corp. (Japan)	45,200	3,697,436
Copper–0.29%
Freeport-McMoRan, Inc.	50,572	1,885,830
Diversified Support Services–0.46%
Cintas Corp.	6,206	2,985,148
Electrical Components & Equipment–2.29%
Eaton Corp. PLC	29,336	6,256,782
Shares		Value
Electrical Components & Equipment–(continued)
Rockwell Automation, Inc.	15,120	$4,322,355
Vertiv Holdings Co.	112,366	4,180,015
		14,759,152
Environmental & Facilities Services–0.31%
Republic Services, Inc.	14,182	2,021,077
Financial Exchanges & Data–2.17%
S&P Global, Inc.	38,271	13,984,606
Food Distributors–0.72%
US Foods Holding Corp.(b)	116,201	4,613,180
Health Care Distributors–0.74%
McKesson Corp.	10,907	4,742,909
Health Care Equipment–4.73%
Boston Scientific Corp.(b)(c)	94,176	4,972,493
DexCom, Inc.(b)	65,325	6,094,822
Intuitive Surgical, Inc.(b)	48,218	14,093,639
Stryker Corp.	19,521	5,334,504
		30,495,458
Health Care Technology–0.92%
Veeva Systems, Inc., Class A(b)	29,319	5,964,950
Home Improvement Retail–0.98%
Lowe’s Cos., Inc.	30,508	6,340,783
Hotels, Resorts & Cruise Lines–1.22%
Booking Holdings, Inc.(b)	2,548	7,857,905
Industrial Machinery & Supplies & Components–0.78%
Parker-Hannifin Corp.	12,846	5,003,774
Integrated Oil & Gas–0.49%
Suncor Energy, Inc. (Canada)	91,392	3,142,057
Interactive Home Entertainment–1.50%
Nintendo Co. Ltd. (Japan)	76,400	3,182,843
Take-Two Interactive Software, Inc.(b)	46,382	6,511,569
		9,694,412
Interactive Media & Services–10.31%
Alphabet, Inc., Class A(b)	324,702	42,490,504
Baidu, Inc., ADR (China)(b)	19,313	2,594,701
Meta Platforms, Inc., Class A(b)	71,304	21,406,174
		66,491,379
Internet Services & Infrastructure–1.57%
MongoDB, Inc.(b)(c)	19,745	6,829,005
Snowflake, Inc., Class A(b)	21,775	3,326,567
		10,155,572
Managed Health Care–0.80%
UnitedHealth Group, Inc.	10,172	5,128,621
Movies & Entertainment–1.84%
Netflix, Inc.(b)	31,506	11,896,666

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Shares		Value
Oil & Gas Equipment & Services–0.63%
Schlumberger N.V.	70,104	$4,087,063
Oil & Gas Exploration & Production–0.92%
Hess Corp.	38,984	5,964,552
Passenger Ground Transportation–1.25%
Uber Technologies, Inc.(b)	175,029	8,049,584
Pharmaceuticals–3.45%
Bayer AG (Germany)	131,049	6,294,272
Eli Lilly and Co.	29,648	15,924,830
		22,219,102
Semiconductor Materials & Equipment–0.23%
ASML Holding N.V., New York Shares (Netherlands)	2,513	1,479,303
Semiconductors–11.10%
Advanced Micro Devices, Inc.(b)	29,906	3,074,935
ARM Holdings PLC, ADR(b)	52,892	2,830,780
Broadcom, Inc.	8,073	6,705,272
First Solar, Inc.(b)	22,494	3,634,805
Monolithic Power Systems, Inc.	10,756	4,969,272
NVIDIA Corp.	115,735	50,343,568
		71,558,632
Soft Drinks & Non-alcoholic Beverages–1.22%
Monster Beverage Corp.(b)	148,948	7,886,797
Systems Software–14.78%
Microsoft Corp.	217,916	68,806,977
Oracle Corp.	80,262	8,501,351
Palo Alto Networks, Inc.(b)	28,690	6,726,084
ServiceNow, Inc.(b)	20,195	11,288,197
		95,322,609
Technology Hardware, Storage & Peripherals–5.98%
Apple, Inc.	225,335	38,579,605
Shares		Value
Trading Companies & Distributors–1.07%
Fastenal Co.(c)	57,054	$3,117,430
United Rentals, Inc.	8,538	3,795,739
		6,913,169
Transaction & Payment Processing Services–4.54%
Visa, Inc., Class A(c)	127,163	29,248,762
Total Common Stocks & Other Equity Interests (Cost $378,932,731)		641,560,097
Money Market Funds–0.41%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	928,553	928,553
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	661,738	661,870
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	1,061,203	1,061,203
Total Money Market Funds (Cost $2,651,595)		2,651,626
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $381,584,326)		644,211,723
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.50%
Invesco Private Government Fund, 5.30%(d)(e)(f)	11,737,691	11,737,691
Invesco Private Prime Fund, 5.51%(d)(e)(f)	30,182,634	30,182,634
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,923,310)		41,920,325
TOTAL INVESTMENTS IN SECURITIES–106.40% (Cost $423,507,636)		686,132,048
OTHER ASSETS LESS LIABILITIES—(6.40)%		(41,296,006)
NET ASSETS–100.00%		$644,836,042
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,623,993	$25,115,424	$(28,810,864)	$-	$-	$928,553	$70,560
Invesco Liquid Assets Portfolio, Institutional Class	3,297,746	17,939,589	(20,574,930)	(54)	(481)	661,870	43,462
Invesco Treasury Portfolio, Institutional Class	5,284,563	28,703,342	(32,926,702)	-	-	1,061,203	68,844
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$27,699,594	$452,694,367	$(468,656,270)	$-	$-	$11,737,691	$944,381*
Invesco Private Prime Fund	71,227,527	881,823,899	(922,851,875)	(5,888)	(11,029)	30,182,634	2,489,912*
Total	$112,133,423	$1,406,276,621	$(1,473,820,641)	$(5,942)	$(11,510)	$44,571,951	$3,617,159

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$624,344,782	$17,215,315	$—	$641,560,097
Money Market Funds	2,651,626	41,920,325	—	44,571,951
Total Investments	$626,996,408	$59,135,640	$—	$686,132,048
Invesco V.I. American Franchise Fund